Warrants (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure of Warrants Explanatory [Abstract]
Summary Of Warrant

	Number of warrants	$
At October 31, 2021	22,999,894	82,109,334
Three months ended January 31, 2022
Cash exercises	9,578	22,370
Cashless exercises	22,540,651	45,868,706
Redemptions	449,665	44,967
Fair Value Gain on Warrants		36,173,291

At January 31, 2022	—	—

At April 30, 2022	—	—